Financial debt	12 Months Ended
Dec. 31, 2024
Financial debt
Financial debt

Note 13. Financial debt

	As of
	December 31,
(In thousands of euros)	2022	2023	2024
Bank borrowings	29,689	27,206	45,197
Derivatives instruments	9,876	10,265	97,715
Accrued interest payable on loans	316	3,719	4,477
Lease liabilities	4,510	6,565	4,654
Royalty certificates liabilities	—	6,327	29,207
Total debt	44,390	54,082	181,250

The breakdown between long-term and short-term debt is as follows:

December 31, 2024	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	3,275	39,252	2,002	668
Derivatives	73,400	24,315	—	—
Accrued interest payable on loans	73	4,404	—	—
Lease liabilities	2,520	2,135	—	—
Royalty certificates liabilities	—	—	—	29,207
Total debt	79,268	70,105	2,002	29,875

December 31, 2023	Less than 1	Between 1 and	Between 3 and	More than
(in thousands of euros)	year	3 years	5 years	5 years
Bank borrowings	2,928	4,872	17,848	1,558
Derivatives	—	—	10,265	—
Accrued interest payable on loans	82	—	3,636	—
Lease liabilities	2,298	4,267	—	—
Royalty certificates liabilities	—	—	—	6,327
Total debt	5,308	9,140	31,749	7,885

December 31, 2022	Less than 1	Between 1 and	Between 3 and	More than
In thousands of euros	year	3 years	5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Accrued interest payable on loans	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as of December 31, 2022, 2023 and 2024.

Movements in the period break down as follows:

(In thousands of euros)
January 1, 2022	10,119
Subscription of state-guaranteed PGE loan	1,780
Subscription of PPR loan	3,560
Subscription of derivatives instruments (2)	9,649
Subscription of bank borrowings (1) (2)	15,400
New lease contracts	5,109
Repayment of bank borrowings	(1,033)
Repayment of lease liabilities	(735)
Capitalized interests	308
Change in fair value of derivatives instruments (2)	407
Exchange rate change	6
December 31, 2022	44,390
New lease contracts	3,706
Issue of royalty certificates (1)	5,100
Repayment of bank borrowings	(2,485)
Repayment of lease liabilities	(1,612)
Interests on royalty certificates	1,227
Capitalized interest (2)	3,405
Change in fair value of derivatives instruments (2)	389
Exchange rate change	(38)
December 31, 2023	54,082
Subscription of short-term derivatives instruments (3)	89,400
Subscription of long-term derivatives instruments and bank borrowings (1) (2)	24,916
Subscription of short-term bank borrowings	4
Subscription of lease liabilities	428
Issue of royalty certificates (1)	19,701
Repayment of bank borrowings	(2,606)
Repayment of lease liabilities	(2,386)
Interests on royalty certificates	3,179
Capitalized long-term interest(2)	8,254
Capitalized short-term interest	(9)
Change in fair value of derivatives instruments (2)	18,241
Exchange rate change	48
December 31, 2024	181,250

(1)Net proceeds

(2)EIB’s loan and warrants

(3)T2 New Shares and T2 BSAs call options

Movements are further detailed as follows:

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance				Fair	movements	balance
	sheet on				Value	in	sheet on
	January 1,	Additions	Capitalized	Repayments	Variation	exchange	December 31,
In thousands of euros	2024	(+)	Interests	(-)	(+/-)	rates	2024
PGE SG 2020	2,096	—	—	(835)	—	—	1,261
PGE BPI France 2020	2,269	—	—	(825)	—	—	1,444
PGE CA 2020	2,096	—	—	(835)	—	—	1,261
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022	1,780	—	—	(111)	—	—	1,669
EIB Tranche A 2022	15,400	—	7,486	—	—	—	22,886
EIB Tranche B 2024	—	13,107	—	—	—	—	13,107
Bank overdraft	5	4	—	—	—	—	9
Total Bank Borrowings	27,205	13,111	7,486	(2,606)	0	0	45,197
EIB Warrants Tranche A	10,265	—	—	—	1,722	—	11,987
EIB Warrants Tranche B	—	11,809	—	—	519	—	12,328
T2 New Shares and T2 BSAs call options(1)	—	89,400	—	—	(16,000)	—	73,400
Derivatives	10,265	101,209	0	0	(13,759)	0	97,715
Accrued interest payable on loans	3,719	—	758	—	—	—	4,477
2023 Royal Certificates	6,327	—	1,723	—	—	—	8,050
2024 Royal Certificates	—	19,701	1,456	—	—	—	21,157
Royalty certificates liabilities	6,327	19,701	3,179	0	0	0	29,207
Lease liabilities	6,566	428	—	(2,386)	—	48	4,654
Total Debt	54,082	134,449	11,424	(4,992)	(13,759)	48	181,250

(1)Non cash movement

	Debt						Debt
	carried						carried
	on the					Effect of	on the
	balance					movements	balance
	sheet on				Fair	in	sheet on
	January 1,	Additions	Capitalized	Repayments	Value	exchange	December 31,
In thousands of euros	2023	(+)	Interests	(-)	Variation	rates	2023
Lease liabilities	4,510	3,706	—	(1,612)	—	(38)	6,566
PGE SG 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PGE BPI France 2020 (state-guaranteed)	3,094	—	—	(825)	—	—	2,269
PGE CA 2020 (state-guaranteed)	2,926	—	—	(830)	—	—	2,096
PPR CA 2022	1,780	—	—	—	—	—	1,780
PPR SG 2022	1,780	—	—	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	1,780	—	—	—	—	—	1,780
EIB Tranche A 2022	15,400	—	—	—	—	—	15,400
EIB Warrants 2022	9,876	—	—	—	389	—	10,265
Royal Certificates	—	5,100	1,227	—	—	—	6,327
Accrual interests	319	—	3,405	—	—	—	3,724
Total Debt	44,390	8,806	4,632	(4,097)	389	(38)	54,082

						Debt carried
	Debt carried				Effect of	on the
	on the balance				movements	balance sheet
	sheet on January 1,	Additions	Repayments	Fair Value	in exchange	on December 31,
In thousands of euros	2022	(+)	(-)	Variation	rates	2022
Lease liabilities	130	5,109	(735)	—	6	4,510
PGE SG 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PGE BPI France 2020 (state-guaranteed)	3,300	—	(206)	—	—	3,094
PGE CA 2020 (state-guaranteed)	3,339	—	(413)	—	—	2,926
PPR CA 2022	—	1,780	—	—	—	1,780
PPR SG 2022	—	1,780	—	—	—	1,780
PGE BPI France 2022 (state-guaranteed)	—	1,780	—	—	—	1,780
EIB Tranche A 2022	—	15,400	—	—	—	15,400
EIB Warrants 2022	—	9,469	—	407	—	9,876
Accrual interests	11	308	—	—	—	319
Total Debt	10,119	35,625	(1,767)	407	6	44,390

13.1.French state-guaranteed loan (‘PGE’) and equity recovery loans (‘PPR’)

In May 2020, the Company entered into three credit agreements pursuant to which it received €10.0 million in the form of state-guaranteed loans (Prêts Garantis par l’Etat, or ‘PGE’) which are provided by a syndicate of French banks and guaranteed by the French government in the context of the COVID-19 pandemic and were initially set to mature in May 2021. These loans were extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

In June 2022, the Company entered into three loan agreements with a syndicate of French banks for a total amount of €5.3 million. One loan agreement was part of a state-guaranteed PGE loan facility with Bpifrance and the other two loan agreements were part of a stimulus economic plan (Prêts Participatifs Relance, or ‘PPR’) granted by Crédit Agricole Champagne-Bourgogne and Société Générale.

The PGE loan granted by Bpifrance in 2022 is guaranteed up to 90% by the French government with an initial term of twelve months. In May 2023, the Company exercised the option to extend the maturity to align with the 2020 PGE, until May 2026. The two PPR loans are guaranteed predominantly by the French government and feature an eight-year financing period and a four-year repayment period.

The PGE and PPR repayments in 2024 amounted to €2.6 million, compared to €2.5 million in 2023, to an aggregate amount since the subscription of €6.1 million as of December 31, 2024.

13.2.Credit facility agreement with the European Investment Bank

On May 16, 2022, the Company entered into the Finance Contract with the EIB for up to €50 million, divided into two tranches of €25 million each.

●	On December 8, 2022, the Company received the disbursement of Tranche A. Capitalized interest for Tranche A is 8% and repayment is due in December 2026, four years after its disbursement.
●	On January 18, 2024, the Company received the disbursement of Tranche B (see Note 1.2. – significant events of 2024). Capitalized interest for Tranche B is 7% and repayment is due in January 2027, three years after its disbursement.

The Finance Contract may, in certain circumstances, be prepaid, in whole or in part, for a prepayment fee, either at the election of the Company or as a result of EIB’s demand following certain prepayment events, including a change of control or change in senior management of the Company.

Subject to certain terms and conditions, upon the occurrence of usual events of default (i.e., including payment default, misrepresentation, cross default), EIB may demand immediate repayment by the Company of all or part of the outstanding loan. As of December 31, 2024 and as of date of authorization of the issuance of these financial statements, none of the conditions that would result in an immediate demand by EIB for the repayment were met.

Tranche A of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan is €15.4 million on December 31, 2022, and €21.4 million on December 31, 2023, with an effective interest rate of 21.91%. The fair value of the loan, at both dates, is close to the amortized cost. The amortized cost of the loan was €22.9 million on December 31, 2024, with an effective interest rate of 21.91%. The fair value of the loan as of December 31, 2024, amounts to €23.1 million, with a market rate of 22.05%, as compared to €18.9 million with a market rate of 22.2%, as of December 31, 2023.

Tranche B of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (EIB Warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan is €17.2 million on December 31, 2024, with an effective interest rate of 32.7%. The fair value of the loan as of December 31, 2024, amount to €17.3 million, with a market rate of 32.2%.

The capitalized interest for both Tranche A and Tranche B in the period 2024 amounted to €7.5 million (compared to €3.4 million in the period 2023).

13.3.Long term derivatives

EIB warrants

On July 1, 2022, in connection with the Finance Contract with EIB (see section above “Credit facility agreement with the European Investment Bank”), the Company entered into a Warrants Agreement as a condition to the potential funding of the two tranches of the credit facility. Each EIB Warrant has a subscription price of €0.01 and, upon issuance, gave the holder the right to subscribe to one share.

On November 28, 2022, the Company issued 2,266,023 EIB Tranche B Warrants to EIB, as a condition to the financing of Tranche A. The exercise price of the EIB Tranche A Warrants is €4.0152 per warrant, if and when they may be exercised. The potential gross proceeds if all EIB Tranche A Warrants were exercised would amount to €9.1 million. The transactions costs for the issuance of the EIB Tranche A Warrants amounted to €56 thousands.

On January 4, 2024, the Company issued 3,144,654 EIB Tranche B Warrants to EIB, as a condition to the financing of Tranche B. The exercise price of the EIB Tranche B Warrants is €3.95, if and when they may be exercised. The potential gross proceeds if all EIB Tranche B Warrants were exercised would amount to €12.4 million. The transactions costs for the issuance of the EIB Tranche B Warrants amounted to €89 thousands.

The number of EIB Warrants was determined based on (i) the aggregate amount raised by the Company through one or more equity offerings, or through upfront or milestone payments, from the date of the Finance Contract to the time of the disbursement of the relevant tranche, and (ii)(a) the average price per share paid for the Company’s shares in its most recent qualifying equity offering or (b) for Tranche A only, in case of no qualifying equity offering, the volume weighted average price per share of the Company over the last 180 calendar days.

The EIB Warrants have a maturity of twelve years and are exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of Tranche A, (iii) an event of default under the Finance Contract, or (iv) a repayment demand by the EIB under the Finance Contract. The EIB Warrants shall automatically be deemed null and void if they are not exercised within the twelve-year period.

On the date of their respective issuances, each EIB Warrant entitled EIB to one ordinary share of the Company in exchange for the exercise price (subject to anti-dilutive provisions). However,

●	the exercise ratio of EIB Tranche A Warrants was adjusted following the capital increase carried out on September 5, 2023 and, on December 31, 2023, one EIB Tranche A Warrant entitled its holder to subscribe for 1.20 ordinary shares in the Company at an exercise price of €4.0152 per warrant. The exercise ratio of EIB Tranche A Warrants was further adjusted following the capital increases carried out on October 10, 2024, and December 19, 2024 and, as of December 31, 2024, one Tranche A warrant entitled its holder to subscribe for 2.70 ordinary shares in the Company at an exercise price of €4.0152 per warrant.
●	the exercise ratio of EIB Tranche B Warrants was adjusted following the capital increases carried out on October 10, 2024, and December 19, 2024. On December 31, 2024, one EIB Tranche B warrant entitled its holder to subscribe for 2.13 ordinary shares at an exercise price of €3.95 per warrant.

As of December 31, 2024, if all the warrants were exercised, the EIB would hold 11,8% of the Company.

EIB is entitled to a put option at its intrinsic value to require the Company to buy back the exercisable EIB Warrants not yet exercised in certain of these occurrences.

The warrants issued to EIB in connection with the Finance Contract do not meet the “fixed for fixed” criteria (non-cash settlement option which may result in exchanging a variable number of shares for a variable price) and are accounted for as standalone derivative instruments. The Company’s put options meet the definition of a derivative that are valued with the EIB Warrants.

The warrant agreement includes a put option: EIB may request the Company to buy back the EIB Warrants in cash. In this context the purchase price will be defined as the difference between the volume weighted average of the trading price of the ordinary shares over the last 90 trading days and the strike price. The amount is capped, and EIB may exercise the EIB Warrants for which they did not exercise the put option.

At inception, the financial debts are split between i) a debt component accounted for at amortized cost, and ii) a premium corresponding to the initial fair value of attached EIB Warrants (then remeasured at fair value through profit and loss) including a component corresponding to the put options.

Valuation approach

The fair value of the EIB Warrants has been estimated based on a Longstaff Schwartz approach, including the put option and the attached cap.

This approach enables the estimation of the value of American options (that may be exercised during a specific period of time) with complex way of exercise (the warrant holder may exercise the warrants on the market based on the Company’s share price or exercise the put option based on the 90 days average share price of the Company).

The Longstaff Schwartz approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan associated equity instruments.

The hypothesis and results are detailed in the following tables:

	EIB warrants tranche A	EIB warrants tranche B
	2022	2024
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of BSA issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

	As of November 28,	As of December 31,	As of December 31,
EIB warrants tranche A	2022 (Grant Date)	2023	2024
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Number of shares per BSA	1.00	1.20	2.70
Stock price (€)	4.13	4.10	2.18
Maturity (years)	12.0	10.9	9.9
Volatility	68%	62%	58.3%
Cap of the put option (in millions of euros)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (in thousands of euros)	9,469	10,266	11,987
Unit fair value (€)	4.18	4.53	5.29

	As of January 4,	As of December 31,
EIB warrants tranche B	2024 (Grant Date)	2024
Number of BSA outstanding	3,144,654	3,144,654
Number of shares per BSA	1.00	2.13
Stock price (€)	4.12	2.18
Maturity (years)	12.0	11.0
Volatility	62%	58.3%
Cap of the put option (in millions of euros)	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M
Expected dividends	—	—
Fair Value (in thousands of euros)	11,809	12,328
Unit fair value (€)	3.76	3.92

A 1% change in volatility would impact the fair value of all warrants issued to the EIB by €0.1 million, and consequently net income by the same amount.

13.4.Short term derivatives

T2 New Shares - T2 BSAs

On October 14, 2024, the Company announced that it had secured the Structured Financing of up to €348 million, subject to satisfaction of specified conditions to fund the completion of the Phase III NATiV3 MASH trial and preparation for the potential filing for marketing approval and commercialization of lanifibranor, see Note 1.2. – Significant events of 2024.

As of December 31, 2024, the first tranche of the Structured Financing had been issued in two phases, T1 New Shares/T1 BSAs and T1 bis Shares/T1 bis BSAs. Subject to the satisfaction of the T2 Conditions Precedent, investors who subscribed to first tranche instruments are required to subscribe to the ABSAs, each consisting of a number of T2 New Shares/T2 BSAs to which T3 BSAs will be attached. If an investor fails to subscribe to the ABSA, the Company can offer its ABSA allotment to other investors in the Structured Financing, who can then choose to increase their investment.

As of December 31, 2024, the ABSAs have not yet been issued. Subject to the satisfaction of the applicable conditions precedent, the Company expects to issue the ABSAs in the second quarter of 2025. The potential issuance ABSAs represents aggregate gross proceeds of €116.0 million and the Company may receive up to €116.0 million from the potential exercise of the T3 BSAs, which is subject to the occurrence of the T3 Triggering Event and the decision of the investors to exercise their T3 BSAs in whole or in part.

From an accounting standpoint under IFRS 9, the commitment to subscribe to the ABSAs (the T2 New Shares and the T2 BSAs) should be viewed as derivative financial instruments (call options), please refer to Note 3.4. – Derivatives. The fair value of the call options relating to T2 New Shares and T2 BSAs generate a P&L impact of €73.4 million as of December 31, 2024 representing the potential exercise at a price below market price, please refer to Note 22. – Financial income and expenses.

According to the 33rd and 49th resolutions of the General Meeting, the share capital increase in form of ABSAs is limited to, respectively:

●	the issuance of a number of T2 New Shares corresponding to €57,359,992, divided by the subscription price (‘P2’) consisting of the lower of (i) €1.35 and (ii) the volume-weighted average of the price of the ordinary shares on Euronext Paris during the five trading sessions preceding pricing of the ABSAs (‘5D-VWAP’).
●	The issuance of a number of T2 BSAs corresponding to €58,639,998.60, divided by P2 consisting of the lowest between €1.35 and the 5D-VWAP before the issuance date, at a subscription price P2 less €0.01.

As of December 31, 2024, the number of T2 New Shares and T2 BSAs that which may effectively be issued is unknown and will depend on P2.

At the issuance date, if the 5D-VWAP is greater than €1.35, T2 New Shares would be subscribed below market price. T2 New Shares are worth more than proceeds as they embed a call option value with a €1.35 strike price. On the other hand, if the 5D-VWAP is lower than €1.35, T2 New Shares would be subscribed at market price at the issuance date, consequently the fair value of the instrument would be in line with the proceeds (no call option value). On this basis T2 New Shares can be assimilated to European call options with the following features:

●	Exercise date corresponding to the issuance date: between March 31, 2025 and May 31, 2025
●	Strike price: €1.35
●	Conversion ratio: 1:1

As of December 31, 2024, the number of T2 New Shares which will effectively be issued is unknown. However, since a positive value for the call option will only exist if the 5D-VWAP is greater than €1.35, the number of instruments to be considered is approximatively 42.5 million T2 New Shares.

T2 BSAs are pre-funded warrants with a strike price of €0.01 and an exercise period of 10 years after issuance. As the strike price of the T2 BSAs is insignificant, its payoff profile is the one of its underlying asset (e.g. the Company’s ordinary shares). As such, after issuance, the value of the T2 BSAs corresponds to the value of the Company’s ordinary share less €0.01. Since the subscription price paid at issuance is P2 less €0.01, T2 BSAs have a similar payoff profile than T2 New Shares except the €0.01 per instrument. On this basis T2 BSAs can be assimilated to European call options with the following features:

●	Exercise date corresponding to the issuance date: between March 31, 2025 and May 31, 2025
●	Strike price: €1.34 (subscription price)
●	Conversion ratio: 1:1

As of December 31, 2024, the number of T2 BSAs which will effectively be issued is unknown. However, since a positive value for the call option will only exist if the 5D-VWAP is greater than €1.35, the number of instruments to be considered is approximatively 43.4 million T2 BSAs.

Valuation approach

The fair value of the T2 New Shares and T2 BSAs call options has been estimated based on a Black & Scholes approach. This approach enables the estimation of the value of European options that may be exercised at maturity. The economics and terms of the two instruments have been analyzed as being similar to a call option.

The Black & Scholes approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan of associated equity instruments.

As of December 31, 2024, management determined that there is no indication that the condition precedents will not be met.

The hypothesis and results are detailed in the following tables:

	T2 New Shares	T2 BSAs
Maturity date	03/31/2025	03/31/2025
Number of instruments (in millions of units)	42.5	43.4
Subscription premium price per share (€)	1.35	1.34
Exercise price per share (€)	N.A.	€0.01
Valuation method	Black & Scholes	Black & Scholes

	As of December 11, 2024
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.37	2.37
Maturity (months)	3.5	3.5
Volatility	59.3%	59.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	44,000	45,400
Unit fair value	1.04	1.05

	As of December 31, 2024
	T2 New Shares	T2 BSAs
Number of instruments (in millions of units)	42.5	43.4
Number of shares per instruments	1.00	1.00
Stock price (€)	2.18	2.18
Maturity (months)	3.0	3.0
Volatility	58.3%	58.3%
Risk free rate	Euribor 3M	Euribor 3M
Expected dividends	—	—
Fair Value (in thousands of euros)	36,100	37,300
Unit fair value	0.85	0.86

A 2-month increase in the maturity would impact the fair value of the T2 New Shares by €1.1 million and the fair value of the T2 BSA by €1.1 million, and consequently net income by the same amount (a decrease of €2.2 million).

13.5.Lease liabilities

As of December 31, 2024

Lease liabilities amount to €4.7 million as of December 31, 2024, which decreased by €1.9 million compared to December 31, 2023. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of four years. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.2. – Lease contracts. The rates for contracts in progress as of December 31, 2024, range from 1.89% to 5.18%.

As of December 31, 2023

Lease liabilities amount to €6.6 million as of December 31, 2023, and increase by €2.1 million compared to December 31, 2022. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of four years. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.2. – Lease contracts. The rates for contracts in progress as of December 31, 2023, range from 1.89% to 5.18%.

13.6.Royalty Certificates liabilities

On August 31, 2023, the Company announced the issuance of the 2023 Royalty Certificates for an aggregate amount of €5.1 million described in Note 1.3. – Significant events of 2023 and 2022.

The 2023 Royalty Certificates are accounted at the inception at the fair value (€5.1 million on August 31, 2023), and then at the amortized cost (€8.1 million as of December 31, 2024, compared to €6.3 million as of December 31, 2023) with an effective interest rate of 31.9%.

On July 18, 2024, the Company announced the issuance of new 2024 Royalty Certificates for an aggregate gross amount of €20.1 million.

The 2024 Royalty Certificates are accounted at the inception at the fair value (net of issuance costs of €0.5 million i.e. €19.7 million on July 18, 2024), and then at the amortized cost (€21.2 million on December 31, 2024) with an effective interest rate of 30.5%.

A 5% change in probability of success of the trial would impact the amortized cost of 2023 Royalty Certificates by €0.5 million, and consequently net income by the same amount. A 5% change in probability of success of the trial would impact the amortized cost of 2024 Royalty Certificates by €1.1 million, and consequently net income by the same amount.

Fair value as of December 31, 2024

On December 31, 2024, the fair value of the 2023 Royalty Certificates, calculated using discounted cash flow approach, amounts to €16.6 million compared to €9.6 million on December 31, 2023, and the fair value of the 2024 Royalty Certificates, calculated using discounted cash flow approach, amounts to €46.7 million.

The fair value corresponds to the net present value of royalties, which depend on assumptions made by the Company with regards to the probability of success of its studies, the markets sales of lanifibranor and the discount rate (20.2%). The discount rate has been estimated based on a reconciliation between the Company’s business plan and the Company’s market capitalization as of December 31, 2024.

The fair value of the 2023 Royalty Certificates and 2024 Royalty Certificates is measured with a level 3 (see Note 3.14. - Fair value measurement).

A 5% change in probability of success of the trial would impact the fair value of 2023 Royalty Certificates by €1.0 million. A 5% change in probability of success of the trial would impact the fair value of 2024 Royalty Certificates by €2.7 million.